SHARE-BASED COMPENSATION (Details Narrative) - USD ($)				12 Months Ended
	Apr. 26, 2023	Dec. 12, 2022	Sep. 21, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted					21,173
Number of forfeited shares				11,389
Number of unvested shares				1,867	15,760
Share-based compensation				$ 2,243,445	$ 5,478,734
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of shares on vesting dates				264,800	4,933,600
Number of forfeited shares	11,389
Number of unvested shares	1,867
Chief Executive Officer [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted			17,673
Shares granted, vesting period			36 months
Shares granted, vesting rights description			Any outstanding and unvested RSUs will accelerate and fully vest upon the earlier of (i) a change of control and (ii) the termination of Mr. Max’s employment for any reason other than (x) by the Company for cause or (y) by Mr. Max without good reason.
Fair value of shares on vesting dates			$ 1,074
Stock settlement terms			The RSUs will settle in eight equal increments on the last business day of each calendar quarter beginning with the initial settlement date of September 30, 2024.
Chief Executive Officer [Member] | Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted, vesting percentage			20.00%
Chief Executive Officer [Member] | Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted, vesting percentage			80.00%
Chief Financial Officer [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted		3,500
Shares granted, vesting period		36 months
Shares granted, vesting rights description		Any outstanding and unvested RSUs will accelerate and fully vest upon the earlier of (i) a change of control and (ii) the termination of Mr. Warley’s employment for any reason other than (x) by the Company for cause or (y) by Mr. Warley without good reason.
Fair value of shares on vesting dates		$ 596
Stock settlement terms		The RSUs will settle in eight equal increments on the last business day of each calendar quarter beginning with the initial settlement date of December 31, 2024.
Chief Financial Officer [Member] | Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted, vesting percentage		20.00%
Chief Financial Officer [Member] | Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares granted, vesting percentage		80.00%
Chief Executive Officer And Chief Financial Officer [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total unrecognized share-based compensation expense				$ 1,100,000
Total unrecognized share-based compensation expense				24 days
Share-based compensation				$ 2,243,445	$ 5,478,734